SUMMARY DESCRIPTION OF THE PLAN - Vesting Schedule (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Less than One | DM&E Union and CMQ U.S. Plan
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
Less than One | MidSouth Plan
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
One but less than Two | DM&E Union and CMQ U.S. Plan
EBP, Description of Plan [Line Items]
Vested Percentage	33.00%
One but less than Two | MidSouth Plan
EBP, Description of Plan [Line Items]
Vested Percentage	20.00%
Two but less than Three | DM&E Union and CMQ U.S. Plan
EBP, Description of Plan [Line Items]
Vested Percentage	66.00%
Two but less than Three | MidSouth Plan
EBP, Description of Plan [Line Items]
Vested Percentage	40.00%
Three or more/Three but less than Four | DM&E Union and CMQ U.S. Plan
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%
Three or more/Three but less than Four | MidSouth Plan
EBP, Description of Plan [Line Items]
Vested Percentage	60.00%
Four but less than Five | MidSouth Plan
EBP, Description of Plan [Line Items]
Vested Percentage	80.00%
Five or more | MidSouth Plan
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%